Concentrations of Credit	12 Months Ended
Dec. 31, 2011
Concentrations of Credit/Financial Instruments With Off-Balance Sheet Risk [Abstract]
CONCENTRATIONS OF CREDIT

NOTE 12. CONCENTRATIONS OF CREDIT

All of the Bancorp’s loans, commitments, commercial and standby letters of credit have been granted to customers in the Bancorp’s market area. The concentrations of credit by type of loan are set forth in Note 3. Commercial and standby letters of credit were granted primarily to commercial borrowers. Regulations limit the amount of credit the Bancorp can extend to any single borrower or group of related borrowers.